Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities
4.	Accounts Payable and Accrued Liabilities

	2014 $	2013 $

Trade payables	129,032	81,616
GST payable	12,356	7,514

	141,388	89,130